Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C. 20005

                                        April 1, 2003

VIA EDGAR
----------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  AllianceBernstein Real Estate Investment Fund, Inc.
          (File Nos. 333-08153 and 811-07707)

Dear Sir or Madam:

          On behalf of AllianceBernstein Real Estate Investment Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Statement of Additional Information of the Fund that would have been filed under Rule 497(c) does not differ from the one included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on March 26, 2003.

                                       Sincerely,


                                       /s/ Ashley McMurry
                                       --------------------------
                                           Ashley McMurry

00250.0166 #395122